CONSOLIDATED BALANCE SHEET (Unaudited) (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Preferred stock, par value
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued		1,265,000
Preferred stock, shares outstanding		1,265,000
Preferred stock, liquidation preference per share	$ 1,000	$ 1,000
Preferred stock, converted	1,265,000
Cumulative preferred stock interest rate	6.00%	6.00%
Common stock, par value	$ 0.625	$ 0.625
Common stock, shares authorized	860,000,000	860,000,000
Common stock, shares issued	408,041,088	392,712,245
Treasury stock, shares	12,268,180	1,071,475